DISPOSITION OF AIRCARD BUSINESS	12 Months Ended
Dec. 31, 2012
DISPOSITION OF AIRCARD BUSINESS
DISPOSITION OF AIRCARD BUSINESS

6.                                      DISPOSITION OF AIRCARD BUSINESS

On January 28, 2013, we announced a definitive asset sale agreement for the sale of our AirCard business to Netgear, Inc. (“Netgear”) for $138 million in cash plus assumed liabilities.  We expect to realize net cash proceeds of approximately $100 million from the divesture, after related taxes, expenses and retention for the purposes of indemnification. Approximately 160 employees, primarily in sales, marketing and research and development, will be transferred to Netgear, as well as certain facilities in Carlsbad, California and Richmond, British Columbia. The transaction is expected to close in early April 2013, subject to customary closing conditions.

Assets and liabilities held for sale as at December 31, 2012 were as follows:

2012
Inventories	$8,731
Prepaids	10,847
Property and equipment	7,489
Intangible assets	1,317
Goodwill	25,956
Assets held for sale	$54,340

Inventory commitment reserve	$2,282
Product warranties	1,589
Marketing development funds	5,742
Other	740
Liabilities held for sale	$10,353

The results related to the AirCard business have been presented as discontinued operations in the statement of earnings for the three years ended December 31, 2012 and were as follows:

	2012	2011	2010
Revenue	$246,845	$245,010	$292,336
Cost of goods sold	177,147	183,300	223,377
Gross margin	$69,698	$61,710	$68,959
Gross margin %	28.2%	25.2%	23.6%
Expenses	36,653	37,369	36,608
Earnings from operations	33,045	24,341	32,351
Net earnings from discontinued operations	$31,401	$21,338	$20,174

We had two significant customers related to discontinued operations during the year ended December 31, 2012 that each accounted for more than 10% of our aggregated revenue from continuing and discontinued operations, comprising sales of $88,689 and $73,091 (year ended December 31, 2011 - three significant customers comprising sales of $77,216, $68,361 and $66,001; year ended December 31, 2010 - two significant customers comprising sales of $105,469 and $65,691).